Condensed Consolidated Interim Statements Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Company Stockholders' Equity [Member]	Noncontrolling Interests [Member]	Total
Balance at beginning at Dec. 31, 2018	$ 801,545	$ 1,034	$ 48	$ 28,297	$ 830,924	$ 67	$ 886,472
Balance at beginning, shares at Dec. 31, 2018	85,562,769
Stock-based compensation expense		740			740		740
Other		1		1	2		$ 2
Other, shares	33,796						33,796
Acquisition of non-controlling interest during the period		67			67	(67)
NPS equity earn-out		10,480			10,480		10,480
NPS equity earn-out, shares	1,300,214
Net income				13,174	13,174		13,174
Balance at end at Mar. 31, 2019	$ 801,545	12,322	48	41,472	855,387		855,387
Balance at end, shares at Mar. 31, 2019	86,896,779
Balance at beginning at Dec. 31, 2019	$ 801,545	17,237	29	67,661	886,472		886,472
Balance at beginning, shares at Dec. 31, 2019	87,187,289
Stock-based compensation expense		1,635			1,635		1,635
Other			29		29		$ 29
Other, shares							307,599
Vesting of restricted share units
Vesting of restricted share units, shares	307,599
Net income				11,367	11,367		11,367
Balance at end at Mar. 31, 2020	$ 801,545	$ 18,872	$ 58	$ 79,028	$ 899,503		$ 899,503
Balance at end, shares at Mar. 31, 2020	87,494,888